COMMON SHARES	12 Months Ended
Dec. 31, 2021
COMMON SHARES
COMMON SHARES

13. COMMON SHARES

Upon inception, the Company is authorized to issue a maximum of 500,000,000 no par value shares of a single class.

On September 2017, The Company issued 180,000,000 common shares with a fair value of $42,480,000 to ReneSola Singapore Pte Ltd., as a result from the share repurchase and subscription agreement with Mr. Xianshou Li, for the sale of the Company’s manufacturing and LED distribution businesses. Total issued shares of the Company as of December 2017 was 381,027,002.

On June 2018, the Company is authorized to issue a maximum of 600,000,000 no par value shares of a single class via approval by the Board of Directors (the “Board”).

On October 2019, the Company issued and sold to Shah Capital Opportunity Fund LP 100,000,000 newly issued common shares at a market price of $0.11 per share, for a total consideration of $11,000,000. The newly issued shares are subject to a 180 days lockup period. Net proceeds from the transaction are intended to be used to expand the Company global project development activities. Total issued shares of the Company as of December 2019 was 481,027,002.

On December 2020, the Company is authorized to issue a maximum of 800,000,000 no par value shares of a single class via Board approval. Further as of December 31, 2020, the Company issued additional 99,285,640 common shares via offerings with several institutional investors with total net proceeds of $41,495,212 after deducting placement agent fees and other offering expenses. Net proceeds from the transaction are intended to be used for expanding new solar project pipeline and general working capital purposes. Total issued shares of the Company as of December 2020 was 582,258,622.

On April 2021, the Company is authorized to increase the maximum number of shares from 800,000,000 to 1,000,000,000 no par value shares of single class. Further as of December 2021, the Board authorized the Company to repurchase up to $50 million of shares. For the year ended December 31, 2021, the Company repurchased 30,904,110 no par value shares at the cost of $18.4 million. All repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued. As of December 31, 2021, total issued shares of the Company were 717,316,622.

Through 2021, the Company issued additional 130,127,050 common shares, of which 125,000,000 common shares via offerings with several institutional investors with total net proceeds of $272,729,028 after deducting placement agent fees and other offering expenses. Net proceeds from the transaction are intended to be used for expanding new solar project pipeline and general working capital purposes. The remaining 5,127,050 common shares are issued for the employee share option plan.